Contents of Significant Accounts - Summary of Balances of Contract Assets and Contract Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Jan. 01, 2023 TWD ($)
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	$ 625,713		$ 739,528	$ 373,318
Contract liabilities, current	2,200,561	$ 67,111	3,250,712	3,546,815
Contract liabilities, non-current	459,620	$ 14,017	430,640	438,188
Contract liabilities	2,660,181		3,681,352	3,985,003
Sales of Goods and Services [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	1,043,680		1,132,477	766,691
Contract liabilities	2,660,181		3,681,352	3,985,003
Loss allowance [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	$ (417,967)		$ (392,949)	$ (393,373)